Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Debt securities at amortised cost	£ 44,799	£ 39,046
Reverse repurchase agreements and other similar secured lending	2,980	1,103
Financial liabilities
Repurchase agreements and other similar secured borrowing	(39,533)	(28,554)
Debt securities in issue	(43,078)	(45,653)
Subordinated liabilities	(37,849)	(35,903)	£ (38,253)
Fair value
Financial assets
Debt securities at amortised cost	43,887	37,807
Loans and advances at amortised cost	147,555	147,323
Reverse repurchase agreements and other similar secured lending	2,980	1,103
Financial liabilities
Deposits at amortised cost	(324,092)	(301,851)
Repurchase agreements and other similar secured borrowing	(39,533)	(28,554)
Debt securities in issue	(42,994)	(45,557)
Subordinated liabilities	(39,602)	(37,295)
Gross exposure
Financial assets
Debt securities at amortised cost	44,799	39,046
Loans and advances at amortised cost	145,773	146,201
Reverse repurchase agreements and other similar secured lending	2,980	1,103
Financial liabilities
Deposits at amortised cost	(324,012)	(301,798)
Repurchase agreements and other similar secured borrowing	(39,533)	(28,554)
Debt securities in issue	(43,078)	(45,653)
Subordinated liabilities	£ (37,849)	£ (35,903)